Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Investment in associate	€ 9,176	€ 15,538
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	16,854	26,910
Elimination of internal profit recognized	(7,678)	(11,372)
Company's share of equity after eliminations	9,176	15,538
Investment in associate	€ 9,176	€ 15,538